CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Parenthetical) (Details) - $ / shares	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000		880,659,899
Ordinary shares, shares issued (in shares)	1,112,431,559	887,667,457	887,617,391
Parent Company | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	1,071,621,698	846,857,596	846,807,530	839,850,038
Ordinary shares, shares outstanding (in shares)	1,071,621,698	846,857,596	846,807,530	839,850,038
Class A ordinary shares | Parent Company | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	1,071,621,698	846,857,596
Ordinary shares, shares outstanding (in shares)	1,071,621,698	846,857,596
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861	40,809,861	40,809,861
Class B ordinary shares | Parent Company | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861